Average Annual Total Returns{- Fidelity Managed Retirement 2020 Fund} - 07.31 Fidelity Managed Retirement Funds Z6 Combo PRO-06 - Fidelity Managed Retirement 2020 Fund	Fidelity Advisor Managed Retirement 2020 Fund: Class Z6 Return Before Taxes Past 1 year	Fidelity Advisor Managed Retirement 2020 Fund: Class Z6 Return Before Taxes Since Inception		LB001 Past 1 year	LB001 Since Inception		IXZNK Past 1 year	IXZNK Since Inception
Total	12.30%	12.74%	[1]	7.51%	6.39%	[1]	11.69%	11.82%	[1]

[1]	(a)From August 1, 2019